Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	6,811,316	6,525,244	4,246,198	9,254,224
Weighted average remaining contractual life of outstanding share options | yr	2.98
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.04	$ 4.17	$ 5.70	$ 6.17
Number of share options exercisable in share-based payment arrangement	4,048,197
Weighted average remaining contractual life of exercisable share options | yr	2.37
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.13
Range 1 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,165,143
Weighted average remaining contractual life of outstanding share options | yr	4.17
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.84
Number of share options exercisable in share-based payment arrangement	115,980
Weighted average remaining contractual life of exercisable share options | yr	3.89
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.36
Range 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	0.75
Range 1 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 2.00
Range 2 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	3,918,004
Weighted average remaining contractual life of outstanding share options | yr	2.64
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.46
Number of share options exercisable in share-based payment arrangement	3,204,048
Weighted average remaining contractual life of exercisable share options | yr	2.57
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.52
Range 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	2.01
Range 2 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 5.00
Range 3 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	728,169
Weighted average remaining contractual life of outstanding share options | yr	1.23
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.28
Number of share options exercisable in share-based payment arrangement	728,169
Weighted average remaining contractual life of exercisable share options | yr	1.23
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 7.28
Range 3 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	5.01
Range 3 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 8.00